LONG-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
LONG-TERM INVESTMENTS
Equity investments without readily determinable fair values	$ 3,183	¥ 22,160	¥ 22,160
Equity method investments	6,146	42,788	366,204
Long-term Investments	$ 9,329	¥ 64,948	¥ 388,364